EARNINGS PER SHARE	12 Months Ended
Jun. 30, 2018
Earnings per share [abstract]
Disclosure Of Earnings Per Share Explanatory
8	EARNINGS PER SHARE

	Amounts in R million	2018	2017	2016

	Basic earnings
	The calculation of earnings per ordinary share is based on the following:
	Profit for the year	6.5	13.7	61.9

	Reconciliation of weighted average number of ordinary shares to diluted weighted average number of ordinary shares

	Number of shares	2018	2017	2016
	Weighted average number of ordinary shares in issue	422 068 696	422 068 696	422 157 987
	Number of staff options	-	-	34 075
	Diluted weighted average number of ordinary shares	422 068 696	422 068 696	422 192 062

	SA cents per share	2018	2017	2016
	Basic earnings per share	1.5	3.2	14.7
	Diluted earnings per share	1.5	3.2	14.7